Segment information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Reportable Segments

Segment Information
(Millions of dollars)
Reportable Segments
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2013
Construction Industries	$18,445	$336	$18,781	$576	$1,363	$8,429	$645
Resource Industries	13,270	871	14,141	758	1,575	11,201	539
Power Systems	20,155	1,895	22,050	642	3,400	8,492	677
Machinery and Power Systems	$51,870	$3,102	$54,972	$1,976	$6,338	$28,122	$1,861
Financial Products Segment	3,224	—	3,224	789	990	36,980	1,806
Total	$55,094	$3,102	$58,196	$2,765	$7,328	$65,102	$3,667

2012
Construction Industries	$19,334	$470	$19,804	$565	$1,789	$10,393	$1,045
Resource Industries	21,158	1,117	22,275	694	4,318	13,455	1,143
Power Systems	21,122	2,407	23,529	604	3,434	9,323	960
Machinery and Power Systems	$61,614	$3,994	$65,608	$1,863	$9,541	$33,171	$3,148
Financial Products Segment	3,090	—	3,090	708	763	36,563	1,660
Total	$64,704	$3,994	$68,698	$2,571	$10,304	$69,734	$4,808

2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	12,292	717
Power Systems	20,114	2,339	22,453	544	3,053	8,748	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$28,982	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$60,729	$3,657

Reconciliation of Sales and revenues

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2013
Total external sales and revenues from reportable segments	$51,870	$3,224	$—		$55,094
All Other operating segment	886	—	—		886
Other	(62)	78	(340)	[1]	(324)
Total sales and revenues	$52,694	$3,302	$(340)		$55,656

2012
Total external sales and revenues from reportable segments	$61,614	$3,090	$—		$64,704
All Other operating segment	1,501	—	—		1,501
Other	(47)	70	(353)	[1]	(330)
Total sales and revenues	$63,068	$3,160	$(353)		$65,875

2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—		$58,413
All Other operating segment	2,021	—	—		2,021
Other	(39)	54	(311)	[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)		$60,138

[1]	Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Consolidated profit before taxes

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2013
Total profit from reportable segments	$6,338	$990	$7,328
All Other operating segment	663	—	663
Cost centers	119	—	119
Corporate costs	(1,442)	—	(1,442)
Timing	89	—	89
Methodology differences:
Inventory/cost of sales	(112)	—	(112)
Postretirement benefit expense	(685)	—	(685)
Financing costs	(469)	—	(469)
Equity in (profit) loss of unconsolidated affiliated companies	6	—	6
Currency	(110)	—	(110)
Interest rate swap	(1)	—	(1)
Other income/expense methodology differences	(238)	—	(238)
Other methodology differences	(50)	30	(20)
Total consolidated profit before taxes	$4,108	$1,020	$5,128

2012
Total profit from reportable segments	$9,541	$763	$10,304
All Other operating segment	1,014	—	1,014
Cost centers	17	—	17
Corporate costs	(1,517)	—	(1,517)
Timing	(298)	—	(298)
Methodology differences:
Inventory/cost of sales	43	—	43
Postretirement benefit expense	(696)	—	(696)
Financing costs	(474)	—	(474)
Equity in (profit) loss of unconsolidated affiliated companies	(14)	—	(14)
Currency	108	—	108
Interest rate swap	2	—	2
Other income/expense methodology differences	(251)	—	(251)
Other methodology differences	(19)	17	(2)
Total consolidated profit before taxes	$7,456	$780	$8,236

2011
Total profit from reportable segments	$8,443	$587	$9,030
All Other operating segment	837	—	837
Cost centers	14	—	14
Corporate costs	(1,174)	—	(1,174)
Timing	(203)	—	(203)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in (profit) loss of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total consolidated profit before taxes	$6,105	$620	$6,725

Reconciliation of Assets

Reconciliation of Assets:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2013
Total assets from reportable segments	$28,122	$36,980	$—	$65,102
All Other operating segment	1,431	—	—	1,431
Items not included in segment assets:
Cash and short-term investments	4,597	—	—	4,597
Intercompany receivables	1,219	—	(1,219)	—
Investment in Financial Products	4,798	—	(4,798)	—
Deferred income taxes	2,541	—	(525)	2,016
Goodwill and intangible assets	3,582	—	—	3,582
Property, plant and equipment – net and other assets	1,091	—	—	1,091
Operating lease methodology difference	(290)	—	—	(290)
Liabilities included in segment assets	10,372	—	—	10,372
Inventory methodology differences	(2,539)	—	—	(2,539)
Other	(220)	(135)	(111)	(466)
Total assets	$54,704	$36,845	$(6,653)	$84,896

2012
Total assets from reportable segments	$33,171	$36,563	$—	$69,734
All Other operating segment	1,499	—	—	1,499
Items not included in segment assets:
Cash and short-term investments	3,306	—	—	3,306
Intercompany receivables	303	—	(303)	—
Investment in Financial Products	4,433	—	(4,433)	—
Deferred income taxes	3,926	—	(516)	3,410
Goodwill and intangible assets	3,145	—	—	3,145
Property, plant and equipment – net and other assets	668	—	—	668
Operating lease methodology difference	(329)	—	—	(329)
Liabilities included in segment assets	10,907	—	—	10,907
Inventory methodology differences	(2,949)	—	—	(2,949)
Other	(182)	(107)	(132)	(421)
Total assets	$57,898	$36,456	$(5,384)	$88,970

2011
Total assets from reportable segments	$28,982	$31,747	$—	$60,729
All Other operating segment	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill and intangible assets	2,816	—	—	2,816
Property, plant and equipment – net and other assets	1,645	—	—	1,645
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	11,860	—	—	11,860
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,451	$31,553	$(4,786)	$81,218

Reconciliation of Depreciation and amortization

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2013
Total depreciation and amortization from reportable segments	$1,976	$789	$2,765
Items not included in segment depreciation and amortization:
All Other operating segment	173	—	173
Cost centers	140	—	140
Other	(16)	25	9
Total depreciation and amortization	$2,273	$814	$3,087

2012
Total depreciation and amortization from reportable segments	$1,863	$708	$2,571
Items not included in segment depreciation and amortization:
All Other operating segment	168	—	168
Cost centers	89	—	89
Other	(38)	23	(15)
Total depreciation and amortization	$2,082	$731	$2,813

2011
Total depreciation and amortization from reportable segments	$1,533	$710	$2,243
Items not included in segment depreciation and amortization:
All Other operating segment	172	—	172
Cost centers	77	—	77
Other	20	15	35
Total depreciation and amortization	$1,802	$725	$2,527

Reconciliation of Capital expenditures

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2013
Total capital expenditures from reportable segments	$1,861	$1,806	$—	$3,667
Items not included in segment capital expenditures:
All Other operating segment	340	—	—	340
Cost centers	169	—	—	169
Timing	363	—	—	363
Other	(128)	105	(70)	(93)
Total capital expenditures	$2,605	$1,911	$(70)	$4,446

2012
Total capital expenditures from reportable segments	$3,148	$1,660	$—	$4,808
Items not included in segment capital expenditures:
All Other operating segment	359	—	—	359
Cost centers	175	—	—	175
Timing	(71)	—	—	(71)
Other	(176)	136	(155)	(195)
Total capital expenditures	$3,435	$1,796	$(155)	$5,076

2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All Other operating segment	343	—	—	343
Cost centers	146	—	—	146
Timing	(211)	—	—	(211)
Other	(98)	163	(76)	(11)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

Information about Geographic Areas
Information about Geographic Areas:

					Property, plant and equipment - net
	External sales and revenues [1]				December 31,
(Millions of dollars)	2013	2012		2011	2013	2012	2011
Inside United States	$18,579	$20,239		$17,980	$8,723	$8,559	$7,448
Outside United States	37,077	45,636	[2]	42,158	8,352	7,902	6,947
Total	$55,656	$65,875		$60,138	$17,075	$16,461	$14,395

[1]	Sales of Machinery and Power Systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]	The only country with greater than 10 percent of external sales and revenues for any of the periods presented, other than the United States, is Australia with $6,822 million as of December 31, 2012.